ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Silver State North Solar Project
ACQUISITIONS
Schedule of purchase price allocation

March 22,	2012
(millions of Canadian dollars)
Fair value of net assets acquired:
Accounts receivable and other[1]	54
Property, plant and equipment	141
195
Purchase price:
Cash	195

1            The Company acquired the right to apply for a $54 million (US$55 million) United States Treasury grant under a program which reimburses eligible applicants for a portion of costs related to installing specified renewable energy property. The grant, which was applied for subsequent to commercial operations, was received in October 2012.

Tonbridge
ACQUISITIONS
Schedule of purchase price allocation

October 13,	2011
(millions of Canadian dollars)
Fair value of net assets acquired:
Working capital deficiency	(5)
Property, plant and equipment	196
Intangible assets	17
Long-term debt	(182)
Other long-term liabilities	(21)
5
Purchase price:
Cash (net of $15 million cash acquired)	5

Elk City System
ACQUISITIONS
Schedule of purchase price allocation

September 16,	2010
(millions of Canadian dollars)
Fair value of net assets acquired:
Current assets	4
Property, plant and equipment	503
Intangible assets[1]	194
Other assets	5
Other long-term liabilities	(1)
705
Purchase price:
Cash	705

1           Intangible assets acquired are natural gas supply opportunities, which are being amortized on a straight line basis over the weighted average estimated useful life of the underlying reserves at the time of acquisition, which approximate 25 to 30 years.